UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2012


If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


                         Dane, Falb, Stone & Co., Inc.
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Name of Institutional Investment Manager

         50 Congress Street Suite 642        Boston           MA          02109
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Business Address    (Street)                 (City)        (State)        (Zip)


13F File Number: 28-02423
                ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report:

Edward N. Dane                    Principal                         617-742-0666
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


Signature, Place and Date of Signing:

/s/ Edward N. Dane
------------------------------
Boston, Massachusetts
02/14/2012



Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:


Number of Other Included Managers: None
                                  ------


Form 13F Information Table Entry Total:         38
                                       ------------------------


Form 13F Information Table Value Total:     $13,327,288
                                       ------------------------




OTHER MANAGERS ON WHOSE BEHALF THIS REPORT IS FILED:  None
                                                    ---------

MANAGERS REPORTING ON BEHALF OF REPORTING MANAGER:   None
                                                  ----------

                         DANE, FALB, STONE & Co., Inc.

                                    FORM 13F

                                INFORMATION TABLE

                                December 31, 2012


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ITEM 1                           ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                              FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                                 TITLE                      MARKET   SHARES OF                  SHARED
NAME OF ISSUER                    OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                                 CLASS           NUMBER     (x$1000)    AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
Aurico Gold Inc                   Com              05155C105   161    19700      19700     0       0       19700         0         0
Barrick Gold Cp                   Com              067901108   430    12283      12283     0       0       12283         0         0
Berkshire Hathaway Inc            Cl A             084670108   268        2          2     0       0           2         0         0
BHP Ltd                           Sponsored ADR    088606108   244     3108       3108     0       0        3108         0         0
Bristol Myers Squibb              Com              110122108   237     7280       7280     0       0        7280         0         0
Brookfield Asset Mgt              CL A LTD VT SH   112585104   279     7600       7600     0       0        7600         0         0
Cigna Corp                        Com              125509109   214     4000       4000     0       0        4000         0         0
Cisco Systems                     Com              17275R102   444    22600      22600     0       0       22600         0         0
DWS Global High Inc               Com              23338W104   186    21100      21100     0       0       21100         0         0
EDAP TMS S A                      Sponsored ADR    268311107   233   114000     114000     0       0      114000         0         0
Enerplus Resources Fund           Com              292766102   323    24960      24960     0       0       24960         0         0
Ericsson LM TelCo.                ADR Cl B Sek10   294821608   302    29920      29920     0       0       29920         0         0
Exxon Mobil Corp                  Com              30231G102   407     4700       4700     0       0        4700         0         0
GAMCO Global Gold                 Com Shs Ben Int  36465A109   498    38938      38938     0       0       38938         0         0
International Business Machine                     459200101   211     1100       1100     0       0        1100         0         0
Market Vectors ETR Tr Gold        Gold Miner ETR   57060U100   649    14000      14000     0       0       14000         0         0
Newmont Mining                    Com              651639106   542    11678      11678     0       0       11678         0         0
Nordic American Tanker Shipp      Com              G65773106   193    22100      22100     0       0       22100         0         0
Occidental Petro Crp              Com              674599105   460     6000       6000     0       0        6000         0         0
Pimco Income Strategy Fund        Com              72201H108   494    38800      38800     0       0       38800         0         0
ProShares                         Ult Shr S&P 500  74347X864   491    13000      13000     0       0       13000         0         0
ProShares                         PSHS Ultsh 20yrs 74347R297   344     5425       5425     0       0        5425         0         0
RF Microdevices Inc.              Com              749941100   211    47000      47000     0       0       47000         0         0
SPDR Gold Trust                   Gold Shr         78463V107   648     4000       4000     0       0        4000         0         0
Tellabs, Inc.                     Com              879664100    23    10300      10300     0       0       10300         0         0
Thermo Fisher Scientific          Com              883556102   657    10300      10300     0       0       10300         0         0
Triangle Pete Corp                Com              89600B201   453    75600      75600     0       0       75600         0         0
Zaza Energy Corp                  Com              98919T100   435   211300     211300     0       0      211300         0         0
Verizon Comm                      Com              92343V104   259     5992       5992     0       0        5992         0         0
WisdomTree Trust                  Chinese Yuan ETF 97717W182   304    11900      11900     0       0       11900         0         0
Xcel Energy                       Com              98389B100   556    20810      20810     0       0       20810         0         0
Aberdeen Asia Pac Incom Fd        Com              003009107   405    52300      52300     0       0       52300         0         0
AllianceBernstein Income Fd       Com              01879R106   258    16500      16500     0       0       16500         0         0
Blackrock Corporate High Yld FD V Com              09255N102   225    17907      17907     0       0       17907         0         0
Blackrock Senior High Income Ptf  Com              09255T109   192    45753      45753     0       0       45753         0         0
Calamos Conv. & High Inc Fd       Com Shs          12811P198   410    33763      33763     0       0       33763         0         0
MS/DW Incm                        Com              61745P874   323    17500      17500     0       0       17500         0         0
Pioneer High income Trust         Com              72369H106   519    32586      32586     0       0       32586         0         0

